PIMCO Variable Insurance Trust

Supplement dated October 5, 2022 to the

Statement of Additional Information dated April 29, 2022,

as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO Low Duration Portfolio and PIMCO Total Return Portfolio

(each, a “Portfolio” and together, the “Portfolios”)

Effective October 3, 2022, the PIMCO Low Duration Portfolio’s portfolio is jointly and primarily managed by Marc Seidner, Daniel Hyman, Jerome Schneider and Jelle Brons.

Effective October 3, 2022, the PIMCO Total Return Portfolio’s portfolio is jointly and primarily managed by Daniel J. Ivascyn, Mark Kiesel, Qi Wang, and Mohit Mittal.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Brons[33]
Registered Investment Companies	5	$3,230.81	0	$0.00
Other Pooled Investment Vehicles	22	$7,503.32	3	$1,075.68
Other Accounts	58	$109,862.77	9	$1,167.49

Hyman[34]
Registered Investment Companies	8	$13,504.76	0	$0.00
Other Pooled Investment Vehicles	10	$3,053.27	2	$5.87
Other Accounts	29	$84,218.72	3	$6,169.94

Wang[35]
Registered Investment Companies	0	$0.00	0	$0.00
Other Pooled Investment Vehicles	9	$2,538.93	7	$2,538.90
Other Accounts	1	$607.65	0	$0.00

[33]	Effective October 3, 2022, Mr. Brons co-manages the PIMCO Low Duration Portfolio ($1,916.1 million.). Information for Mr. Brons is as of August 31, 2022.

[34]	Effective October 3, 2022, Mr. Hyman co-manages the PIMCO Low Duration Portfolio ($1,916.1 million.). Information for Mr. Hyman is as of August 31, 2022.

[35]	Effective October 3, 2022, Ms. Wang co-manages the PIMCO Total Return Portfolio ($6,141.5 million.). Information for Ms. Wang is as of August 31, 2022.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Brons[1]	PIMCO Low Duration	None
Hyman[2]	PIMCO Low Duration	None
Wang[3]	PIMCO Total Return	None

[1]	Effective October 3, 2022, Mr. Brons co-manages the PIMCO Low Duration Portfolio. Information for Mr. Brons is as of August 31, 2022.

[2]	Effective October 3, 2022, Mr. Hyman co-manages the PIMCO Low Duration Portfolio. Information for Mr. Hyman is as of August 31, 2022.

[3]	Effective October 3, 2022, Ms. Wang co-manages the PIMCO Total Return Portfolio. Information for Ms. Wang is as of August 31, 2022.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP5_100522